SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details)	9 Months Ended
Dec. 31, 2017
Revenue recognition
Business tax as a percentage of gross revenues	5.00%
VAT rate one as a percentage of gross revenues	3.00%
VAT rate two as a percentage of gross revenues	6.00%
Other revenue - licensing fees from authorized test centers
Revenue recognition
Period of revenue recognition	10 years
Test development services | Minimum
Revenue recognition
Period for development of tests	2 months
Test development services | Maximum
Revenue recognition
Period for development of tests	6 months